NOVAGEN SOLAR INC.
           3044 Bloor St. West, Suite 1440, Toronto, Ontario  M8X 2Y8
Tel:  (647) 628-5375     Fax:  (647)436-7654     E-Mail:  info@novagensolar.com

                                                              September 21, 2010

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     NOVAGEN  SOLAR  INC.
             REGISTRATION  STATEMENT  ON  FORM  S-1
             FILED  AUGUST  27,  2010
             FILE  NO.  333-169103

                               NOVAGEN SOLAR INC.

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 1 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. A copy of the Registration Statement that has been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment
    No.  1.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, August 27, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

REGISTRATION STATEMENT ON FORM S-1

GENERAL

1. The Company has reviewed Staff's comment and, in summary, does not believe that the selling shareholders can be considered underwriters selling on behalf of the issuer or that the offering should be appropriately classified as a primary offering on this basis. Accordingly, the Company has not amended the registration statement to reflect the offering as a primary offering.

The Staff has referred to Telephone Interpretation D-29, which is repeated below for reference:

It is important to identify whether a purported secondary offering is really a primary offering, i.e., the selling shareholders are actually underwriters selling on behalf of an issuer. Underwriter status may involve additional disclosure, including an acknowledgment of the seller's prospectus delivery requirements. In an offering involving Rule 415 or Form S-3, if the offering is deemed to be on behalf of the issuer, the Rule and Form in some cases will be unavailable (e.g., because of the Form S-3 "public float" test for a primary offering, or because Rule 415 (a)(l)(i) is available for secondary offerings, but primary offerings must meet the requirements of one of the other subsections of Rule 415). The question of whether an offering styled a secondary one is really on behalf of the issuer is a difficult factual one, not merely a question of who receives the proceeds. Consideration should be given to how long the selling shareholders have held the shares, the circumstances under which they received them, their relationship to the issuer, the amount of shares involved, whether the sellers are in the business of underwriting securities, and finally, whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.

In its comment, the Staff has specifically identified the following:

1. The date on which Fahrinsland Capital LLC ("Fahrinsland") and Ophion Management Ltd. ("Ophion") acquired their shares;

2.     Novagen's relationship with Fahrinsland and Ophion; and

3.     The number of shares offered by Ophion and Fahrinsland.

The issue before the Staff is whether the selling shareholders can rely on Rule 415(a)(1)(i) to register their shares for resale to the public on a continuous basis. The sub-rule states that securities may be registered for an offering to be made on a continuous or delayed basis in the future, provided that the registration statement pertains only to securities which are to be offered or sold solely by or on behalf of a person or persons other than the registrant, a subsidiary of the registrant or a person of which the registrant is a subsidiary. Therefore, the issue for consideration is whether the selling shareholders are, in fact, selling the shares on behalf of Novagen.

As the Staff has indicated in the above-referenced Telephone Interpretation, "The question of whether an offering styled a secondary one is really on behalf of the issuer is a difficult factual one, not merely a question of who receives the proceeds." There is no presumptive underwriter standard under Rule 415. As the Staff also stated in Telephone Interpretation 5 of Section D, Rule 415, "the determination whether a person is an underwriter with respect to a large amount of securities acquired in one or a series of offerings under the rule depends on the particular facts and circumstances."

INTRODUCTION

Any discussion with regard to whether the selling shareholders acquired their shares as underwriters must begin with the circumstances under which they acquired their shares.

In May of 2009, Novagen had exhausted its available capital through professional fees and expenses arising from a change of business and the promotion of several unique solar products licensed from Rainbow Solar Inc. ("RSI"), an independent third party. Our sales license required us to market and promote the licensed products, all at a substantial cost. Fahrinsland Capital LLC ("Fahrinsland") was willing to provide services and incur disbursements on behalf of Novagen in order to enable us to promote and develop a market for the RSI products.
Fahrinsland expected to be paid for its services from our sales revenue. Unfortunately, a market for the licensed products did not materialize, and the license with RSI was subsequently cancelled. By August 20, 2009, Novagen owed a debt of $151,388 to Fahrinsland.

By August 20, 2010, Fahrinsland had still not been paid. A negotiated settlement with Novagen was reached whereby Fahrinsland agreed to accept 15,138,800 shares in full and final satisfaction of Novagen's year-old debt obligation. Since shareholders of Novagen cannot avail themselves of the Rule 144 safe harbor, it was agreed that Novagen would register Fahrinsland's shares for resale under Rule 415 to provide Fahrinsland with some liquidity for its investment.

Ophion Management Ltd. ("Ophion") has paid certain operating costs and administrative expenses on behalf of Novagen since May of 2009. By August 20, 2009, Ophion had paid $44,915 on behalf of Novagen. Since August 20, 2009, Ophion has paid a further $13,643. At the time that Fahrinsland agreed to convert the debt owing to it into shares of Novagen's common stock, Ophion was owed $58,558 by Novagen. It was determined that the debt owing to Ophion should be converted under the same terms as the debt owed to Fahrinsland. As such, Ophion was issued 5,855,800 shares of common stock in full and final satisfaction of Novagen's debt obligation. As with Fahrinsland, since shareholders of Novagen cannot avail themselves of the Rule 144 safe harbor, it was determined to be fair and equitable for Novagen to register Ophion's shares for resale under Rule 415 to provide Ophion with liquidity should it decide to sell.

Ophion is controlled by Thomas Mills, our sole director and officer. Aside from the shares held by Ophion, Mr. Mills owns 9,000,000 restricted shares of our common stock. Mr. Mills has, through Ophion, effectively been supporting and maintaining Ophion since May of 2009. He has not sought to register any of the shares that he holds directly.

1.  DATE  OF  ACQUISITION.

The Staff has noted that Fahrinsland and Ophion each acquired their the shares that they propose to sell on August 20, 2010, the inference being that the shares were not acquired with investment intent but rather with a view to distribution.

All of Novagen's debt obligation to Fahrinsland was incurred prior to August 20, 2009. The debt was, therefore, more than one year old. Under Section 3(a)(9) of the Securities Act of 1933 (the "Act"), the holding period of the stock issued to Fahrinsland in exchange for the debt tacked back to the date on which the debt was incurred. Therefore, all of the shares to be registered for sale by Fahrinsland are deemed to be held for more than a year. (We note that Fahrinsland filed a notice of distribution under Regulation D with regard to the conversion of debt, which was not necessary, but was nonetheless done out of an abundance of caution.)

With regard to Ophion, as of August 20, 2009, Ophion was owed $44,915 by Novagen. This debt was exchanged for 4,491,500 shares of Novagen's common stock on August 20, 2010. As with Fahrinsland, section 3(a)(9) of the Act operates to tack the holding period of these shares back to the date on which the debt was incurred. Therefore, of the shares to be registered for sale by Ophion, 4,491,500 are deemed to have been held for more than one year. With regard to the remaining 1,364,300 shares of common stock to be registered for sale by Ophion, they were exchanged for debt that was less than one year old, although they comprise only 3.1% of Novagen's issued and outstanding shares.

We note that under Rule 144 promulgated under the Act ("Rule 144"), a shareholder holding stock for a period of more than one year is generally deemed not to be an underwriter. Unfortunately, the stockholders of Novagen are not able to avail themselves of Rule 144, and therefore are effectively limited to sales under Rule 415. Nonetheless, we submit that it would be inconsistent to apply a different standard to the selling shareholders in the extant registration statement. In any event, we further submit that the facts of the situation are inconsistent with Fahrinsland and Ophion being deemed underwriters, as they clearly did not acquire their shares under circumstances in which they could be regarded as conduits for Novagen.

2.  NOVAGEN'S  RELATIONSHIP  WITH  FAHRINSLAND  AND  OPHION

There is no relationship between Fahrinsland and Novagen aside from Fahrinsland holding 36% of Novagen's issued and outstanding common stock. There is also no agreement or arrangement between Fahrinsland and Novagen, other than the debt conversion agreement. There are no penalty provisions or fees being charged in connection with the issuance or resale of the shares to be registered for sale by Fahrinsland. Fahrinsland does not control Novagen, nor has it expressed any interest in, or in any way attempted to exercise control over Novagen.
Fahrinsland does not have a history of buying and selling (i.e. "flipping") stocks. It is not in the business of underwriting securities, nor is it equipped to perform the level of due diligence required to underwrite any offering. In the premises, we submit that aside from Fahrinsland's shareholdings, there is no indication whatsoever that Fahrinsland is acting as an underwriter for Novagen or that it will be selling securities on behalf of Novagen.

Ophion is controlled by Thomas Mills, the sole officer and director of Novagen. It owns 13.4% of Novagen's issued and outstanding commons stock. There are no agreements or arrangements in place between Novagen and Ophion that would result in further securities being issued to Ophion. Ophion is a management corporation and is not in the business of underwriting securities. It does not have a history of flipping stocks. As already noted, Mr. Mills holds 9,000,000 restricted shares of Novagen, which is approximately 20.6% of Novagen's issued and outstanding common stock. Mr. Mills is not registering any shares directly held by him for resale. We submit that Mr. Mills' share holdings and the actions of Ophion to advance the corporate interests of Novagen are indicative of a long-term investment intent that is inconsistent with Ophion being considered an underwriter.

3.  THE  NUMBER  OF  SHARES  OFFERED  BY  OPHION  AND  FAHRINSLAND.

It is our understanding that in 2006, the Staff implemented a policy with respect to Rule 415 that gave rise to an inference whenever issuers attempted to register shares that could represent in excess of 30% of their outstanding public float. It is further our understanding that this policy was implemented to curb the proliferation of PIPE transactions that resulted in "death spiral" financings and other toxic securities.

We respectfully point out to the Staff that Novagen does not have any convertible securities or warrants with variable conversion ratios or exercise prices, or any other "toxic" securities for which the conversion rate or exercise price might adjust with Novagen's common stock market price.

We respectfully submit that the 30% standard developed to combat toxic PIPE transaction is not necessary or appropriate in the current situation. The proposed secondary offering does not involve any abusive transaction structures or involve any up-front financing fees or any transaction fees. We respectfully submit that the disclosure contained in the registration statement is adequate to inform the market of the effects of the secondary offering and any inherent risks, and that there is no reason to deem the sale of the shares to be registered a primary offering.

CONCLUSION

We note again that there is no presumptive underwriter standard under Rule 415. We believe that the facts under the present circumstances do not warrant the Staff finding the proposed sale a primary offering by the selling shareholders.

In  support  of  our  position  we have primarily relied upon the fact that both
Ophion and Fahrinsland were issued stock in exchange for trade debt that was more than one year old at the time of issuance. Under the circumstances, and drawing on the standard for presumptive underwriters under Rule 144, we have argued that Ophion and Fahrinsland should not be deemed to be underwriters.

We have explained that Fahrinsland does not have any relationship with Novagen, aside from being a shareholder.

We have drawn the Staff's attention to the fact that Mr. Mills, who controls Ophion, owns 9,000,000 shares of common stock, and that he has at all times acted with investment intent with regard to Novagen.

We have also pointed out that Novagen has not issued any convertible securities or warrants with variable conversion ratios or exercise prices, and does not have any agreements, plans or arrangements that could result in "toxic" financing, penalties, transaction fees or financing fees.

In all the premises, we believe that there is no indication that Ophion or Fahrinsland are proposing to sell securities on behalf of Novagen or to act as its conduit. We submit that the circumstances under which Ophion and Fahrinsland have acquired their stock are inconsistent with the actions of an underwriter, and that the proposed sale of stock should not be deemed a primary offering.

2. In response to the Staff's comment, we have disclosed the substantial doubt qualification on the prospectus cover page, the Prospectus Summary, Risk Factor no. 2, and Management's Discussion and Analysis of Financial Condition and Results of Operations.

SELLING  STOCKHOLDERS,  PAGE  11

     3. In response to the Staff's request, we have disclosed the natural persons who control each of the selling stockholders.

4. In response to the Staff's comment, we have revised the disclosure to indicate that, with the exception of Ophion Management Ltd., none of the selling stockholders has had any position, office, or other material relationship within the past three years with Novagen Solar Inc., or any of its predecessors or affiliates.

INVOLVEMENT  IN  CERTAIN  LEGAL  PROCEEDINGS,  PAGE  20

5. In response to the Staff's comment, we have revised the disclosure to reference the past 10 years.

EXHIBIT  5.1

6. In response to the Staff's comment, we advise that we will request a revision of Exhibit 5.1 and re-file same with our registration statement upon a final determination of comment 1 in the Staff's letter of non-accounting comments dated, August 27, 2010.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,



                                        /s/ Thomas Mills
                                        Thomas E. Mills
                                        President & CEO

Enclosures